N-2 - USD ($)			3 Months Ended
		Mar. 09, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001497186
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-291193
Investment Company Act File Number		811-22444
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		7
Entity Registrant Name		Western Asset High Yield Opportunity Fund Inc.
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
City Area Code		888
Local Phone Number		777-0102
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	—	% (1)
Offering Expenses Borne by the Fund ( percentage of offering price )	—	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price) (4)

(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to Common Stockholders for participating in the Fund’s dividend reinvestment plan. However, Common Stockholders participating in the Plan that elect to sell their Common Stock obtained pursuant to the Plan would pay $5.00 per transaction to sell Common Stock.

(4)	The related Prospectus Supplement will disclose the offering price and the total Common Stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expense 2 [Percent]	[4]
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to shares of Common Stock
ANNUAL EXPENSES
Management Fees (5)	0.80%
Other Expenses (6)	0.16%

TOTAL ANNUAL EXPENSES	0.96%

(5)	The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average daily net assets.
(6)	Estimated based on amounts incurred in the fiscal year ended May 31, 2025.

Management Fees [Percent]	[5]	0.80%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.16%
Total Annual Expenses [Percent]		0.96%
Expense Example [Table Text Block]
Example
1
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 0.96% of net assets attributable to Common Stock and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$10	$31	$53	$117

1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 10
Expense Example, Years 1 to 3	[7]	31
Expense Example, Years 1 to 5	[7]	53
Expense Example, Years 1 to 10	[7]	$ 117
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of May 31, 2025 (except as noted below), and assumes the issuance of $100 million of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the fiscal year ended May 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average daily net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Strategies
The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. “High-yield” refers to below investment grade quality (also commonly referred to as “junk bonds”). High-yield fixed income securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. “Fixed income securities” include bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, convertible securities, Senior Loans, Second Lien Loans, loan participations, payment-in-kind
securities,
zero-coupon
bonds, mortgage-backed securities, asset-backed securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances. Corporate securities are those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities, and do not include securities issued by governments, agencies or supranational entities. Certain fixed income instruments, such as convertible securities, may also include the right to participate in equity appreciation, and Western Asset will generally evaluate those instruments based primarily on their debt characteristics.
The Fund may invest in derivative instruments primarily for hedging and risk management purposes, although the Fund may also use derivative instruments for investment purposes. Investing in derivative instruments is not a principal investment strategy of the Fund. Derivative instruments include options contracts, futures contracts, options on futures contracts, indexed securities, currency forwards, credit linked notes, credit default swaps and other swap agreements. The Fund may use derivative instruments to gain exposure to or hedge its exposure to high-yield securities primarily through the use of credit default swaps, but may also use other derivative instruments, provided that the Fund’s exposure to credit derivative instruments, as measured by the total notional amount of all such instruments, will not exceed 20% of its net assets. With respect to this limitation, the Fund may net derivatives with opposite exposure to the same underlying instrument. Notwithstanding the foregoing limitation, the Fund may invest without limit in derivative instruments related to currencies and interest rates, subject to the requirements of the 1940 Act; provided that such currency and interest rate derivatives are used for hedging purposes only. To the extent that the security or index underlying the derivative or synthetic instrument is or is composed of corporate high-yield fixed income securities, the Fund will include such derivative and synthetic instruments for the purposes of the Fund’s policy to invest at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities. Credit derivatives, by their design, have a high correlation to the underlying securities. The Fund may not change its policy to invest, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities unless it provides Common Stockholders with at least 60 days’ written notice of such change.
Below investment grade fixed income securities are rated below
“BBB-”
by S&P or Fitch, below “Baa3” by Moody’s or comparably rated by another NRSRO or, if unrated, determined by Western Asset to be of comparable quality. Below investment grade fixed income securities are commonly referred to as “high-yield” or “junk” bonds and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

Under normal market conditions, the Fund may also invest up to 20% of its net assets in fixed income securities issued by U.S. or foreign governments, agencies and instrumentalities and/or fixed income securities that are investment grade quality.
The Fund may invest up to 20% of its net assets in securities that, at the time of investment, are considered Illiquid Securities.
The Fund may invest up to 20% of its net assets in government debt securities, including those of emerging market issuers or of other non-US
issuers.
No more than 10% of the Fund’s net assets may be invested in any issuer, except securities issued by the U.S. government and its agencies.
The Fund may purchase equity securities (including but not limited to common stock, preferred stock, convertible securities, and warrants of U.S. and
non-U.S.
issuers) directly. The Fund may sell certain equities or fixed income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes.
The Fund may lend portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund does not currently intend to make loans of portfolio securities with a value in excess of 33 1/3% of the value of its net assets (including such loans).
Other Investment Companies
. The Fund may invest in securities of other
closed-end
or open-end
investment companies, including exchange traded funds (“ETFs”), that invest primarily in bonds or other securities and instruments of the types in which the Fund may invest directly to the extent permitted by the 1940 Act. The Fund will not consider an investment in securities of other closed-end
or
open-end
investment companies toward meeting its policy of investing at least 80% of its net assets in high-yield securities unless such closed-end
or
open-end
investment company has a policy of investing at least 80% of its net assets in high-yield securities.
The Fund may also invest in securities of other investment companies to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act. The Fund may also invest in securities of private funds that rely on exceptions from the definition of investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from the definition of investment company under Section 3(c)(5)(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules
17a-6
and
17d-1(d)(5)
under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Manager believes that share prices of other investment companies offer attractive values. In general, under the 1940 Act, an investment company may not (i) own more than 3% of the outstanding voting securities of any one registered investment company, (ii) invest more than 5% of its total assets in the securities of any single registered investment company or (iii) invest more than 10% of its total assets in securities of other registered investment companies
(the “3-5-10%
Limitations”). The Fund may rely on certain exemptions to exceed the 3-5-10%
Limitations when investing in another registered investment company (including money market funds) or BDC. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. See the SAI, which provides additional information about these investment strategies.
Securities Rated Below Investment Grade (High-Yield or Junk Bonds)
. The Fund will invest at least 80% of its net assets in fixed income securities of below investment grade quality (commonly referred to as “high-yield”

securities or “junk bonds”). These high-yield securities may be rated as low as C by Moody’s, CCC or lower by S&P or CC or lower by Fitch or comparably rated by another NRSRO or, if unrated, determined by Western Asset to be of comparable quality. The issuers of high-yield securities may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets. Securities rated below investment grade are considered speculative and, compared to investment grade securities, tend to have more volatile prices, increased price sensitivity to changing interest rates and to adverse economic and business developments, greater risk of loss due to default or declining credit quality, greater likelihood that adverse economic or issuer specific events will make the issuer unable to make interest and/or principal payments and greater susceptibility to negative market sentiments leading to depressed prices and decrease in liquidity. See “Risks—Below Investment Grade (High-Yield or Junk Bond) Securities Risk.”
Credit Ratings and Unrated Securities
. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by S&P, Moody’s and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. Rating agencies monitor and evaluate the ratings assigned to securities on an ongoing basis. The ratings of a debt security may change over time. As a result, debt instruments held by the Fund could receive a higher rating or a lower rating during the period in which they are held. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.
Western Asset does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The Fund may purchase unrated securities if Western Asset determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Western Asset may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in high-yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on Western Asset’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.
Selection of Investments
. Western Asset employs an actively managed investment approach which utilizes the expertise of its large and experienced team of credit analysts, risk analysts and portfolio managers. Western Asset believes that the ability to integrate superior fundamental credit research with relative value analysis will drive performance in the Fund’s portfolio. Western Asset will regularly monitor and make allocation decisions among issuers of various regions, countries and credit qualities in order to achieve the Fund’s investment objectives. A team of investment professionals at Western Asset will have daily responsibility for the management of the portfolio and for the implementation of the investment process.
In purchasing securities and other investments for the Fund, Western Asset may take full advantage of the entire range of maturities offered by fixed income securities and may adjust the average maturity or duration of the Fund’s portfolio from time to time, depending on its assessment of the relative yields available on securities of different durations and its expectations of future changes in interest rates. The duration of the Fund’s portfolio in its first year of operations is anticipated to be three to seven years. This anticipated duration may change significantly and is dependent on market conditions and investment opportunities available to the Fund. As the termination date of the Fund approaches, Western Asset may manage the Fund’s assets in a manner that causes the dollar weighted average maturity of its assets to shorten and/or increase the percentage of cash or cash equivalents in the Fund’s portfolio.

Western Asset will buy and sell securities for the Fund’s portfolio to seek to provide current income and will select securities constituting a portfolio that Western Asset believes does not involve undue risk to income or principal, considered in relation to the particular investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding fixed income securities permitted by its investment policies if Western Asset determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will be a secondary consideration in the selection of securities.
Percentage Limitations
. Percentage limitations described in this Prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund’s portfolio securities.
Portfolio Composition
The Fund’s portfolio will be composed principally of the following investments. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the SAI.
Corporate Bonds
. The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Corporate bonds are generally used by corporations to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates, and may also be affected by the credit rating of the corporation, the corporation’s performance, perceptions of the corporation in the marketplace and general market liquidity. The value of the intermediate- and longer-term corporate bonds in which the Fund generally will invest normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by a bond.
Foreign
(Non-U.S.)
Securities and Currencies
. Securities of foreign issuers may include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; (b) debt obligations of supranational entities; (c) debt obligations and other debt securities of foreign corporate issuers; (d) debt obligations issued by foreign corporate issuers that generate significant profits from emerging market countries; and (e) structured securities, including but not limited to, warrants, options and other derivatives, whose price is directly linked to emerging market securities or indexes.
Some foreign
(non-U.S.)
securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States. Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks if it invests in foreign securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because foreign securities may trade on days when shares of the Common Stock are not priced, net asset value can change at times when Common Stock cannot be sold.
Emerging market countries include any country which, at the time of investment, is represented in the EMBI Global or categorized by the World Bank, in its annual categorization, as middle- or low-income.
There is no

minimum rating criteria for the Fund’s investments in such securities. These issuers may be subject to risks that do not apply to issuers in larger, more developed countries. These risks are more pronounced to the extent the Fund invests significantly in one country. Less information about foreign issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. Many
non-U.S.
markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, Western Asset may not be able to sell the Fund’s portfolio securities in amounts and at prices it considers reasonable. The economies of foreign countries may grow at a slower rate than expected or may experience a downturn or recession. Economic, political and social developments may adversely affect
non-U.S.
securities markets.
Certain of the Fund’s investment in foreign fixed income securities may be denominated in currencies other than the U.S. dollar. To the extent the Fund invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, the Fund’s currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund’s currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, the Fund is authorized to enter into various currency exchange transactions. See “Risks—Currency Risk.”
Government Debt Securities
. The Fund may invest up to 20% of its net assets in government debt securities, including those of emerging market issuers or of other
non-U.S.
issuers. These securities may be U.S. dollar-denominated or
non-U.S.
dollar denominated. Government debt securities include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. Emerging market debt securities generally are rated in the lower rating categories by recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A
non-U.S.
issuer of debt or the
non-U.S.
governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. Some of these risks do not apply to issuers in larger, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.
Convertible Securities and Synthetic Convertible Securities
. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt securities and equity securities. Western Asset will generally evaluate these instruments based primarily on their debt characteristics. Although to a lesser extent than with debt obligations, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, also will react to variations in the general market for equity securities.
Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible
securities of similar credit quality because of the potential for capital appreciation. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.
Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.
Derivatives
. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes. The Fund may invest in derivative instruments primarily for hedging and risk management purposes although the Fund may also use derivative instruments for investment purposes. Investment in derivative instruments is not a principal investment strategy of the Fund. Derivative instruments include options contracts, futures contracts, options on futures contracts, indexed securities, currency forwards credit default swaps and other swap agreements. The Fund may gain exposure to or hedge its exposure to high-yield securities primarily through the use of credit default swaps but may also use other derivative instruments, provided that the Fund’s exposure to credit derivative instruments, as measured by the total notional amount of all such instruments, will not exceed 20% of its net assets. With respect to this limitation, the Fund may net derivatives with opposite exposure to the same underlying instrument. Notwithstanding the foregoing limitation, the Fund may invest without limit in derivative instruments related to currencies and interest rates; provided that such currency and interest rate derivatives are used for hedging purposes only. To the extent that the security or index underlying the derivative or synthetic instrument is or is composed of high-yield corporate fixed income securities, the Fund will include such derivative and synthetic instruments for the purposes of the Fund’s policy to invest at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities. Credit derivatives, by their design, have a high correlation to the underlying securities. See “Risks—Derivatives Risk.” The Fund may use any or all of these techniques at any time, and the use of any particular derivative transaction will depend on market conditions. The derivative transactions that the Fund may use are described below and in the SAI. The Fund’s ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (“CFTC”) and the federal income tax requirements applicable to regulated investment companies.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. In particular, the variable degree of correlation between price movements of instruments the Fund has purchased or sold and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund’s position. In addition, certain derivative instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they may tend to limit any potential gain which might result from an increase in the value of such position.
The successful use of derivative transactions by the Fund is subject to the ability of Western Asset to correctly predict movements in the direction of interest rates and other factors affecting markets for securities. These skills are different from those needed to select portfolio securities. If Western Asset’s expectations are not met, the Fund would be in a worse position than if a derivative transaction had not been pursued. For example, if the Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increased instead, the Fund would lose part or all of the benefit of the increased value of its securities because it would have offsetting losses in its derivatives positions. Losses due to derivative transactions will reduce net asset value of the Fund. See “Risk Factors—Derivatives Risk.”
The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

Credit Linked Notes
. Credit linked notes are structured securities typically issued by banks whose principal and interest payments are contingent on the performance of the reference issuer. Credit linked notes are created by embedding a credit default swap in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These credit linked notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer.
Credit Default Swaps
. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. These payments are based on the difference between an interest rate applicable to the relevant issuer less a benchmark interest rate for a given maturity. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction.
The Fund may also purchase credit default swaps for hedging or investment purposes. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased.
The Fund may also enter into CDXs. A CDX index is an equally-weighted credit default swap index. This family of indexes is comprised of baskets of credit derivatives that are representative of certain market segments such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets. Credit default swaps of individual reference entities are selected for inclusion in the indexes based on rating requirements and liquidity requirements. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value.
Mortgage-Backed and Asset-Backed Securities
. The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Extension, or slower prepayments of underlying mortgage loans would extend the time it would take to receive cash flows and would compress the yields on such instruments. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
Structured Notes and Related Instruments
. The Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Illiquid and Restricted Securities
. The Fund may invest up to 20% of its net assets in securities that, at the time of investment, are considered Illiquid Securities. In the absence of readily available market quotations, a committee appointed by the Fund’s Board of Directors will price illiquid investments at a fair value as determined in good faith. Valuing Illiquid Securities typically requires greater judgment than valuing securities for which there is an active trading market. The market price of Illiquid Securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of Illiquid Securities. Investment of the Fund’s assets in Illiquid Securities may restrict the Fund’s ability to take advantage of market opportunities. The risks associated with Illiquid Securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of Illiquid Securities.
Preferred Stock
. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stock also entitles its holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represents an ownership interest in the company. Some preferred stock offers a fixed rate of return with no maturity date. Because it never matures, this type of preferred stock acts like a long-term bond and can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stock has variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stock. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects, or to fluctuations in the equity markets.
Commercial Paper
. Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Certificates of Deposit
. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.
Fixed Time Deposits
. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

Bankers’ Acceptances
. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Zero Coupon Securities and
Payment-In-Kind
Securities
. The Fund may invest in zero coupon securities and
payment-in-kind
securities. Zero coupon securities are debt securities that pay no cash income and are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be, assuming full repayment of the bond. The Fund also may purchase payment-in-kind
securities.
Payment-in-kind
securities pay all or a portion of their interest in the form of debt or equity securities rather than cash.
Zero coupon securities and
payment-in-kind
securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and payment-in-kind
securities may be issued by a wide variety of corporate and governmental issuers.
Senior Loans
. Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior Loans typically have a stated term of between five and nine years, and have rates of interest which typically are redetermined daily, monthly, quarterly or semi-annually. Longer interest rate reset periods generally increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates. The Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio.
The Fund may purchase Senior Loans on a direct assignment basis. If the Fund purchases a Senior Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Investments in Senior Loans on a direct assignment basis may involve additional risks to the Fund. For example, if such loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
The Fund may also purchase, without limitation, participations in Senior Loans. Loan participations typically represent direct participations in a loan to a Borrower, and generally are offered by banks or other financial institutions or lending syndicates. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Given the current structure of the markets for loan participations and assignments, the Fund expects to treat these securities as illiquid.
Western Asset may use an independent pricing service or prices provided by dealers to value loans and other credit securities at their market value. Western Asset will use the fair value method to value Senior Loans or other securities if market quotations for them are not readily available or are deemed unreliable. A security that is valued using the fair value method may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.
Second Lien Loans
. The Fund may invest in Second Lien Loans, which have the same characteristics as Senior Loans except that such loans are second in lien priority rather than first. Second Lien Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with Second Lien Loans are higher than the risk of loans with first priority over the collateral. In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. See “Risks—Second Lien Loans Risk.”
Common Stock
. The Fund may hold common stocks which result from a corporate restructuring or stock conversion. Common stock represents an equity ownership interest in a corporation, providing voting rights and entitling the holder to a share of the company’s success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company’s remaining assets after bond holders, other debt holders, and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company’s board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies, such as issuing securities to management. In addition to voting rights, common stockholders sometimes enjoy what are called “preemptive rights.” Preemptive rights allow common stockholders to maintain their proportional ownership in the company in the event that the company issues another offering of stock. This means that common stockholders with preemptive rights have the right but not the obligation to purchase as many new shares of the stock as it would take to maintain their proportional ownership in the company.
When-Issued, Delayed Delivery and Forward Commitment Transactions
. The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.
Other Investment Strategies.
The Fund may also invest in securities, notes, bills, debentures, bank loans, convertible and preferred securities, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in or hold common shares and other equity securities incidental to the purchase or ownership of a Syndicated Loan or Corporate Bond or in connection with a reorganization of a borrower. The Fund may engage in short sales. The Fund may also use total return swaps and other Derivatives to gain investment exposure to credit instruments, provide downside protection, dampen volatility and for financing purposes. Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. To a limited extent, the Fund may also invest in special situations investments, structured credit, and commercial real estate loans. Although the Fund does not specifically target covenant-lite loans, the Fund may also invest in covenant lite loans if market conditions result in loans having fewer covenants. The Fund may also invest in securities of other investment companies to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act. The Fund may also invest in securities of private funds that rely on exceptions from the definition of investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from the definition of investment company under Section 3(c)(5)(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules
17a-6
and
17d-1(d)(5)
under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Manager believes that share prices of other investment companies offer attractive values. In general, under the 1940 Act, an investment company may not (i) own more than 3% of the outstanding voting securities of any one registered investment company, (ii) invest more than 5% of its total assets in the securities of any single registered investment company or (iii) invest more than 10% of its total assets in securities of other registered investment companies (the
“3-5-10%
Limitations”). The Fund may rely on certain exemptions to exceed the
3-5-10%
Limitations when investing in another registered investment company (including money market funds) or BDC. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.
Temporary Defensive Strategies
At times Western Asset may judge that conditions in the markets for fixed income securities make pursuing the Fund’s primary investment strategy inconsistent with the best interests of its Common Stockholders. At such times Western Asset may, temporarily, use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary defensive position, it may be unable to achieve its investment objectives.
In implementing these “defensive” strategies, the Fund may invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed income securities that Western Asset considers consistent with this strategy. It is impossible to predict if, when or for how long the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.
Investment Practices
Certain Interest Rate Transactions
. The Fund may enter into various interest rate transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with a counterparty of their respective commitments to pay either a fixed or floating rate denominated in a particular currency. The Fund may enter into, among other things, fixed-for-floating
rate swaps in the same currency,
fixed-for-floating
rate swaps in different currencies,
floating-for-floating
rate swaps in the same currency,
floating-for-floating
rate swaps in different currencies, or
fixed-for-fixed
rate swaps in different currencies.
Fixed-for-floating
rate swaps may involve the Fund agreeing with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligations, if any. Alternatively, fixed-for-floating
rate swaps may involve the Fund agreeing with the swap counterparty to pay a floating rate payment in exchange for the counterparty paying the Fund a fixed rate payment. The payment obligation would be based on the notional amount of the swap. The Fund may enter into these transactions to hedge the value of the Fund’s portfolio to seek to increase its return, to preserve a return or spread on a particular investment or portion of its portfolio, or for investment purposes.
The Fund may purchase an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. Alternatively, the Fund may sell an interest rate cap, which would require the cap counterparty to pay a premium to the Fund and would entitle the cap counterparty, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the Fund payment of the difference based on the notional amount.
The Fund may use interest rate swaps or caps for hedging or investment purposes.
Total Return Swaps
. The Fund may enter into total return swaps. In a total return swap, the Fund exchanges with another party their respective commitments to pay or receive the total return of an underlying debt or equity security and a floating short-term interest rate in a particular currency. The payment obligation would be based on the notional amount of the swap. The Fund may use total return swaps for hedging or investment purposes.

Repurchase Agreements
. The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered to be Illiquid Securities.
Loans of Portfolio Securities
. Although the Fund may lend portfolio securities, the Fund does not currently intend to engage in this practice. By lending portfolio securities, the Fund would attempt to increase its income through the receipt of compensation for the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent and may not be able to recover the securities at all. To the extent that, in the meantime, the value of the securities the Fund loaned has increased, the Fund could experience a loss.
The Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to market” on a daily basis); (iii) the loan be made subject to termination by the Fund at any time and (iv) the Fund receive reasonable compensation for the loan (which may include the Fund’s investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s net assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the NYSE, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be monitored by Western Asset, and will be considered in making decisions with respect to lending securities, subject to review by the Board of Directors.
The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Board. If the Fund enters into securities lending agreements in the future, it is possible that the Manager, Western Asset, the
Non-U.S.
Subadvisers or their affiliates may receive a financial benefit including a portion of such fees from such lending. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted by the Fund.
New Securities and Other Investment Techniques
. New types of securities and other investment and hedging practices are developed from time to time. Western Asset expects, consistent with the Fund’s investment objectives and policies, to invest in such new types of securities and to engage in such new types of investment practices if Western Asset believes that these investments and investment techniques may assist the Fund in achieving its investment objectives. In addition, Western Asset may use investment techniques and instruments that are not specifically described herein.
Portfolio Turnover
. It is not the Fund’s policy to engage in transactions with the objective of seeking profits from short-term trading. However, the Fund may engage in active and frequent trading when Western Asset believes such trading is, in light of prevailing economic and market conditions, in the best interests of the Fund’s Common Stockholders. This may lead to the realization and distribution to Common Stockholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Fundamental Investment Policies
The Fund’s (i) investment objectives and (ii) the investment restrictions listed in the SAI, are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). A “majority of the outstanding voting securities” means (a) 67% or more of the Fund’s outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy at the meeting or (b) more than 50% of the outstanding voting securities, whichever of (a) or (b) is less. See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Fund.

Risk Factors [Table Text Block]
RISKS
The Fund is a diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Investment Risk and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Stock represents an indirect investment in the fixed income securities and other assets owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. The Fund intends to take advantage of what Western Assets believes to be current market dislocations by buying debt and other securities at depressed prices, but if such dislocations do not persist during the period when the Fund is investing the net proceeds of this offering, the Fund’s returns may be adversely affected. In addition, if the current global economic downturn continues or deteriorates further, the ability of issuers to service their obligations could be materially and adversely affected. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also have lower liquidity as compared to higher-rated securities, which means the Fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing Fund Common Stock. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
Fixed Income Securities Risk
In addition to the risks described elsewhere in this section with respect to valuations and liquidity, fixed income securities, including high-yield securities, are also subject to certain risks, including:
Issuer Risk.
The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk.
The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer maturities.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interests rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.
Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Prepayment Risk.
During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to stockholders. This is known as prepayment or “call” risk. Debt securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Senior Loans and Second Lien Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the price of Common Stock or the Fund’s overall return.
Credit Risk.
Credit risk is the risk that one or more fixed income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. If the recent adverse conditions in the credit markets continue to adversely affect the broader global economy, the credit quality of issuers of fixed income securities in which the Fund may invest would be more likely to decline, all other things being equal. Changes by an NRSRO in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the Fund’s investments.

To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are generally more sensitive to
negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.
Foreign Securities and Emerging Markets Risk
A fund that invests in foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Investments in foreign securities (including those denominated in U.S. dollars) are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, the Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to
non-U.S.
withholding taxes, and special U.S. tax considerations may apply. The risks of foreign investment are greater for investments in emerging markets. “Emerging market country” is defined as any country which is, at the time of investment, it is (i) represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or the J.P. Morgan Corporate Emerging Market Bond Index Broad or (ii) categorized by the World Bank in its annual categorization as middle- or low-income.
Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, that require governmental approval prior to investments by foreign persons, or that prevent foreign investors from withdrawing their money at will. An investment in emerging market securities should be considered speculative.
Financial Information and Standards
Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in emerging market countries than is available about U.S. issuers.
Foreign Currency Risk
The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of
currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Fund’s Board of Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by Western Asset. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Derivatives Risk
The Fund may utilize a variety of derivative instruments, primarily for hedging and risk management purposes although the Fund may also use derivative instruments for investment purposes. Derivative instruments include options contracts, derivative instruments related to currencies, forward contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement
a
derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy and may not work as intended to limit losses from derivatives.
Leverage Risk
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred stock or debt instruments. However, the Fund may borrow for temporary or emergency purposes as permitted by the 1940 Act. The Fund may take on leveraging risk by, among other things, purchasing securities on a when-issued or delayed delivery basis, entering into credit default swaps or futures contracts, engaging in short sales or writing options on portfolio securities. When the Fund engages in transactions that have a leveraging effect on the Fund’s portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying asset or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to sell. Securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments for cash needs, the Fund may suffer a loss.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. Western Asset, the
Non-U.S.
Subadvisers and each individual portfolio manager may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
Asset-Backed, Mortgage-Backed or Mortgage-Related Securities Risk
To the extent the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the Fund may have especially volatile prices and may have a disproportionate effect on the Fund’s share price. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk—the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the
Fund’s returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.
Market Price Discount from Net Asset Value Risk
The Fund’s Common Stock has traded both at a premium and at a discount to its net asset value. The last reported sale price, as of February 17, 2026 was $11.21 per share. The Fund’s net asset value per share and percentage discount to net asset value per share of its Common Stock as of February 17, 2026 were $11.94 and 6.11%, respectively. Shares of closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock. Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Fund’s Common Stock is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.
Anti-Takeover Provisions Risk
The Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end
status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of providing high income. The Bylaws provide that the Fund shall be subject to the provisions of the MCSAA. There can be no assurance, however, that the provisions of the MCSAA will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term Common Stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for Common Stockholders and decreasing the size of the Fund. See “Certain Provisions in the Charter and Bylaws” and “Certain Provisions in the Charter and Bylaws—Maryland Control Share Acquisition Act.” Such provisions may limit the ability of Common Stockholders to sell their Common Stock at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of providing high income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end
fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt ins under Section 47(b) of the 1940 Act. A decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt-ins
under Section 47(b) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered
closed-end
fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the
Maryland federal court, when determining whether a
closed-end
fund organized in Maryland can opt in to the MCSAA. Additionally, on December 10, 2025, the United States Supreme Court heard oral arguments related to whether Section 47(b) of the 1940 Act creates a private right of action to seek recission of the performance of allegedly unlawful fund contracts. The United States Supreme Court has not yet heard a case as it relates to the Section 18(i) analysis.
U.S. Government Debt Securities Risk
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.
Non-U.S.
Government Debt Securities Risk
The Fund intends to invest in
non-U.S.
government debt securities. The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted
non-U.S.
government debt may be collected. Additional factors that may influence a government issuer’s ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.
Senior Loans Risk
The Fund may invest in Senior Loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. An investment in Senior Loans involves risk that the borrowers under Senior Loans may default on their obligations to pay principal or interest when due. In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender.
The Fund will generally invest in Senior Loans that are secured with specific collateral. However, there can be no assurance that liquidation of collateral would satisfy the borrower’s obligation in the event of non-payment
or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan. Senior Loans are generally of below investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and
are
generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets.
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.
Loan Participations and Assignments Risk
The Fund may invest in participations in loans or assignments of all or a portion of loans from third parties. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired. The Fund will acquire participations only if the lender interpositioned between the Fund and the borrower is determined by Western Asset to be creditworthy.
Common Stock Risk
The Fund may purchase equity securities (including but not limited to common stock, preferred stock, convertible securities, and warrants of U.S. and
non-U.S.
issuers) directly. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. In addition, the prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the common stocks in which the Fund may invest will be affected by changes in the stock markets generally, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The common stocks of smaller companies are more sensitive to these changes than those of larger companies. Common stock risk will affect the Fund’s net asset value per share, which will fluctuate as the value of the securities held by the Fund change.

Preferred Stock Risk
The Fund may invest in preferred stock. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stock provides equity ownership of a company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stocks also may be subject to optional or mandatory redemption provisions. Certain of the preferred stocks in which the Fund may invest may be convertible preferred stocks, which have risks similar to convertible securities as described below in “—Convertible Securities Risk.”
Convertible Securities Risk
The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. Similar to traditional fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.
Short Sales Risk
To the extent the Fund makes use of short sales for investment and/or risk management purposes, the Fund may be subject to risks associated with selling short. Short sales are transactions in which the Fund sells securities or other instruments that the Fund does not own. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. The Fund’s loss on a short sale theoretically could be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. In addition, the Fund’s short selling strategies may limit its ability to benefit from increases in the markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
Risk of Short Economic Exposure Through Derivatives
The use by the Fund of derivatives such as options, forwards or futures contracts for investment and/or risk management purposes may subject the Fund to risks associated with short economic exposure through such derivatives. Taking a short economic position through derivatives exposes the Fund to the risk that it will be obligated to make payments to its counterparty if the underlying asset appreciates in value, thus resulting in a loss to the Fund. The Fund’s loss on a short position using derivatives theoretically could be unlimited.

Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime
mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Default Swap Risk
The Fund may invest in credit default swap transactions for hedging or investment purposes. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation through either physical settlement or cash settlement. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The sale of a credit default swap is a form of leverage.
Structured Notes and Related Instruments Risk
The Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Common Stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

•
Successful use of hedging transactions depends upon Western Asset’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

•
There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

•
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

•
There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

•
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

When-Issued and Delayed-Delivery Transactions Risk
The Fund may purchase fixed income securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. When-issued and delayed-delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Stockholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Common Stockholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.

Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.
Rating Agency Risk
Credit ratings are issued by rating agencies which are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, in recent years there have been instances in which the initial rating assigned by a rating agency to a security failed to take account of adverse economic developments which subsequently occurred, leading to losses that were not anticipated based on the initial rating. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The ratings of a debt security may change over time. As a result, debt instruments held by the Fund could receive a higher rating or a lower rating during the period in which they are held. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time. The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Legislative and Regulatory Risk
Prices for high-yield securities may be affected by legislative and regulatory developments which could adversely affect the Fund’s net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities. These risks generally are higher than issuers in emerging market countries.
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its Common Stockholders could be negatively impacted as a result.
These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. The valuation of the Fund’s investments involves subjective judgment.

Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to Common Stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.

Risk of Taxable Income in Excess of Economic Income
. The Fund may acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount, which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such original issue discount based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made. Investing in instruments with original issue discount (including pay-in-kind
instruments) is not a principal investment strategy of the Fund.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that

case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Common Stockholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Stockholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Risks Associated with the Fund
’
s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its treatment as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Common Stockholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its Common Stockholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Stock to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Stockholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Stock Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Stock at the election of each Common Stockholder. Under Internal Revenue Service (“IRS”) Revenue Procedure
2017-45,
up to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Stock with the 20% or greater balance paid in cash. Common Stockholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for U.S. federal income tax purposes. As a result, Common Stockholders may be required to pay U.S. federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Stockholder sells the Common Stock that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Stock at the time of the sale. Furthermore, with respect to
non-U.S.
Common Stockholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Stock. In addition, if a significant number of the Fund’s Common Stockholders determine to sell shares of the Fund’s Common Stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Stock. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Stock (whether pursuant to Revenue Procedure
2017-45
or otherwise).

Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Manager, Western Asset, the Non-U.S. Subadvisers the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Stockholder information) or proprietary information, cause the Fund, the Manager, Western Asset, the Non-U.S. Subadvisers the relevant listing exchange and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging stock, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Manager, Western Asset, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or, the Manager, Western Asset or the
Non-U.S.
Subadvisers the Manager. Cybersecurity incidents may result in financial losses to the Fund and its Common Stockholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Stock and the quarter-end
sale price, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our Common Stock was trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

	Quarterly Closing Market Price		Quarterly Closing NAV Price on Date of Market Price (1)		Quarterly Closing Premium/(Discount) on Date of Market Price
	High	Low	High	Low	High	Low
Fiscal Year 2024
August 31, 2023	$11.96	$11.48	$12.37	$12.31	(3.3)%	(6.7)%
November 30, 2023	$11.77	$11.02	$12.50	$11.81	(5.8)%	(6.7)%
February 29, 2024	$12.22	$11.55	$12.37	$12.26	(1.2)%	(5.8)%
May 31, 2024	$12.15	$11.39	$12.49	$12.02	(2.7)%	(5.3)%
Fiscal Year 2025
August 31, 2024	$12.19	$11.44	$12.28	$12.09	(0.7)%	(5.4)%
November 30, 2024	$12.39	$11.95	$12.40	$12.27	(0.1)%	(2.6)%
February 29, 2025	$12.22	$11.72	$12.24	$12.14	(0.2)%	(3.5)%
May 31, 2025	$12.12	$11.34	$12.20	$11.61	(0.7)%	(2.3)%
Fiscal Year 2026
August 31, 2025	$12.05	$11.78	$12.09	$11.78	(0.3)%	0.0%
November 3 0, 2025	$12.09	$10.91	$12.16	$11.84	(0.6)%	(7.9)%
February 28, 2026	$11.25	$11.00	$11.95	$11.87	(5.9)%	(7.3)%

Source of market prices: NYSE.
(1)
Net asset value per share is determined as of close of business on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

Lowest Price or Bid			$ 11	$ 10.91	$ 11.78	$ 11.34	$ 11.72	$ 11.95	$ 11.44	$ 11.39	$ 11.55	$ 11.02	$ 11.48
Highest Price or Bid			11.25	12.09	12.05	12.12	12.22	12.39	12.19	12.15	12.22	11.77	11.96
Lowest Price or Bid, NAV	[8]		11.87	11.84	11.78	11.61	12.14	12.27	12.09	12.02	12.26	11.81	12.31
Highest Price or Bid, NAV	[8]		$ 11.95	$ 12.16	$ 12.09	$ 12.2	$ 12.24	$ 12.4	$ 12.28	$ 12.49	$ 12.37	$ 12.5	$ 12.37
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(5.90%)	(0.60%)	(0.30%)	(0.70%)	(0.20%)	(0.10%)	(0.70%)	(2.70%)	(1.20%)	(5.80%)	(3.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(7.30%)	(7.90%)	0.00%	(2.30%)	(3.50%)	(2.60%)	(5.40%)	(5.30%)	(5.80%)	(6.70%)	(6.70%)
Investment Risk and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Stock represents an indirect investment in the fixed income securities and other assets owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. The Fund intends to take advantage of what Western Assets believes to be current market dislocations by buying debt and other securities at depressed prices, but if such dislocations do not persist during the period when the Fund is investing the net proceeds of this offering, the Fund’s returns may be adversely affected. In addition, if the current global economic downturn continues or deteriorates further, the ability of issuers to service their obligations could be materially and adversely affected. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Below Investment Grade (High-Yield or Junk Bond) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also have lower liquidity as compared to higher-rated securities, which means the Fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing Fund Common Stock. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities Risk
In addition to the risks described elsewhere in this section with respect to valuations and liquidity, fixed income securities, including high-yield securities, are also subject to certain risks, including:
Issuer Risk.
The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk.
The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer maturities.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interests rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.
Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Prepayment Risk.
During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to stockholders. This is known as prepayment or “call” risk. Debt securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Senior Loans and Second Lien Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the price of Common Stock or the Fund’s overall return.
Credit Risk.
Credit risk is the risk that one or more fixed income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. If the recent adverse conditions in the credit markets continue to adversely affect the broader global economy, the credit quality of issuers of fixed income securities in which the Fund may invest would be more likely to decline, all other things being equal. Changes by an NRSRO in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the Fund’s investments.

To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are generally more sensitive to
negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.

Foreign Securities and Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities and Emerging Markets Risk
A fund that invests in foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Investments in foreign securities (including those denominated in U.S. dollars) are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, the Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to
non-U.S.
withholding taxes, and special U.S. tax considerations may apply. The risks of foreign investment are greater for investments in emerging markets. “Emerging market country” is defined as any country which is, at the time of investment, it is (i) represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or the J.P. Morgan Corporate Emerging Market Bond Index Broad or (ii) categorized by the World Bank in its annual categorization as middle- or low-income.
Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, that require governmental approval prior to investments by foreign persons, or that prevent foreign investors from withdrawing their money at will. An investment in emerging market securities should be considered speculative.

Financial Information and Standards [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Information and Standards
Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in emerging market countries than is available about U.S. issuers.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
The value of investments denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of
currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Fund’s Board of Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by Western Asset. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments, primarily for hedging and risk management purposes although the Fund may also use derivative instruments for investment purposes. Derivative instruments include options contracts, derivative instruments related to currencies, forward contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.
The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement
a
derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy and may not work as intended to limit losses from derivatives.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred stock or debt instruments. However, the Fund may borrow for temporary or emergency purposes as permitted by the 1940 Act. The Fund may take on leveraging risk by, among other things, purchasing securities on a when-issued or delayed delivery basis, entering into credit default swaps or futures contracts, engaging in short sales or writing options on portfolio securities. When the Fund engages in transactions that have a leveraging effect on the Fund’s portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying asset or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Liquidity risk exists when particular investments are difficult to sell. Securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments for cash needs, the Fund may suffer a loss.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. Western Asset, the
Non-U.S.
Subadvisers and each individual portfolio manager may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Asset-Backed, Mortgage-Backed or Mortgage-Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed, Mortgage-Backed or Mortgage-Related Securities Risk
To the extent the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the Fund may have especially volatile prices and may have a disproportionate effect on the Fund’s share price. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk—the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the
Fund’s returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk
The Fund’s Common Stock has traded both at a premium and at a discount to its net asset value. The last reported sale price, as of February 17, 2026 was $11.21 per share. The Fund’s net asset value per share and percentage discount to net asset value per share of its Common Stock as of February 17, 2026 were $11.94 and 6.11%, respectively. Shares of closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock. Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Fund’s Common Stock is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end
status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of providing high income. The Bylaws provide that the Fund shall be subject to the provisions of the MCSAA. There can be no assurance, however, that the provisions of the MCSAA will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term Common Stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for Common Stockholders and decreasing the size of the Fund. See “Certain Provisions in the Charter and Bylaws” and “Certain Provisions in the Charter and Bylaws—Maryland Control Share Acquisition Act.” Such provisions may limit the ability of Common Stockholders to sell their Common Stock at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of providing high income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end
fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt ins under Section 47(b) of the 1940 Act. A decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt-ins
under Section 47(b) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered
closed-end
fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the
Maryland federal court, when determining whether a
closed-end
fund organized in Maryland can opt in to the MCSAA. Additionally, on December 10, 2025, the United States Supreme Court heard oral arguments related to whether Section 47(b) of the 1940 Act creates a private right of action to seek recission of the performance of allegedly unlawful fund contracts. The United States Supreme Court has not yet heard a case as it relates to the Section 18(i) analysis.

U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Debt Securities Risk
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Non-U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Government Debt Securities Risk
The Fund intends to invest in
non-U.S.
government debt securities. The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted
non-U.S.
government debt may be collected. Additional factors that may influence a government issuer’s ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk
The Fund may invest in Senior Loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. An investment in Senior Loans involves risk that the borrowers under Senior Loans may default on their obligations to pay principal or interest when due. In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender.
The Fund will generally invest in Senior Loans that are secured with specific collateral. However, there can be no assurance that liquidation of collateral would satisfy the borrower’s obligation in the event of non-payment
or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan. Senior Loans are generally of below investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and
are
generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.

Loan Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Participations and Assignments Risk
The Fund may invest in participations in loans or assignments of all or a portion of loans from third parties. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired. The Fund will acquire participations only if the lender interpositioned between the Fund and the borrower is determined by Western Asset to be creditworthy.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
The Fund may purchase equity securities (including but not limited to common stock, preferred stock, convertible securities, and warrants of U.S. and
non-U.S.
issuers) directly. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. In addition, the prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the common stocks in which the Fund may invest will be affected by changes in the stock markets generally, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The common stocks of smaller companies are more sensitive to these changes than those of larger companies. Common stock risk will affect the Fund’s net asset value per share, which will fluctuate as the value of the securities held by the Fund change.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk
The Fund may invest in preferred stock. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stock provides equity ownership of a company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stocks also may be subject to optional or mandatory redemption provisions. Certain of the preferred stocks in which the Fund may invest may be convertible preferred stocks, which have risks similar to convertible securities as described below in “—Convertible Securities Risk.”

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. Similar to traditional fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
To the extent the Fund makes use of short sales for investment and/or risk management purposes, the Fund may be subject to risks associated with selling short. Short sales are transactions in which the Fund sells securities or other instruments that the Fund does not own. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. The Fund’s loss on a short sale theoretically could be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. In addition, the Fund’s short selling strategies may limit its ability to benefit from increases in the markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Risk of Short Economic Exposure Through Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Short Economic Exposure Through Derivatives
The use by the Fund of derivatives such as options, forwards or futures contracts for investment and/or risk management purposes may subject the Fund to risks associated with short economic exposure through such derivatives. Taking a short economic position through derivatives exposes the Fund to the risk that it will be obligated to make payments to its counterparty if the underlying asset appreciates in value, thus resulting in a loss to the Fund. The Fund’s loss on a short position using derivatives theoretically could be unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime
mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Default Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swap Risk
The Fund may invest in credit default swap transactions for hedging or investment purposes. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation through either physical settlement or cash settlement. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The sale of a credit default swap is a form of leverage.

Structured Notes and Related Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Notes and Related Instruments Risk
The Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Common Stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Risks Of Futures And Options On Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

•
Successful use of hedging transactions depends upon Western Asset’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

•
There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

•
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

•
There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

•
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Stockholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Common Stockholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.

When-Issued and Delayed-Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed-Delivery Transactions Risk
The Fund may purchase fixed income securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. When-issued and delayed-delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.

Rating Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating Agency Risk
Credit ratings are issued by rating agencies which are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, in recent years there have been instances in which the initial rating assigned by a rating agency to a security failed to take account of adverse economic developments which subsequently occurred, leading to losses that were not anticipated based on the initial rating. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The ratings of a debt security may change over time. As a result, debt instruments held by the Fund could receive a higher rating or a lower rating during the period in which they are held. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time. The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Legislative and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislative and Regulatory Risk
Prices for high-yield securities may be affected by legislative and regulatory developments which could adversely affect the Fund’s net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities. These risks generally are higher than issuers in emerging market countries.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its Common Stockholders could be negatively impacted as a result.
These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. The valuation of the Fund’s investments involves subjective judgment.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to Common Stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.

Risk of Taxable Income in Excess of Economic Income
. The Fund may acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount, which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such original issue discount based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made. Investing in instruments with original issue discount (including pay-in-kind
instruments) is not a principal investment strategy of the Fund.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that

case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Common Stockholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Stockholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Risks Associated with the Fund
’
s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its treatment as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Common Stockholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its Common Stockholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Stock to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Stockholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Stock Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Stock at the election of each Common Stockholder. Under Internal Revenue Service (“IRS”) Revenue Procedure
2017-45,
up to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Stock with the 20% or greater balance paid in cash. Common Stockholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for U.S. federal income tax purposes. As a result, Common Stockholders may be required to pay U.S. federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Stockholder sells the Common Stock that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Stock at the time of the sale. Furthermore, with respect to
non-U.S.
Common Stockholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Stock. In addition, if a significant number of the Fund’s Common Stockholders determine to sell shares of the Fund’s Common Stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Stock. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Stock (whether pursuant to Revenue Procedure
2017-45
or otherwise).

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Manager, Western Asset, the Non-U.S. Subadvisers the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Stockholder information) or proprietary information, cause the Fund, the Manager, Western Asset, the Non-U.S. Subadvisers the relevant listing exchange and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging stock, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Manager, Western Asset, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or, the Manager, Western Asset or the
Non-U.S.
Subadvisers the Manager. Cybersecurity incidents may result in financial losses to the Fund and its Common Stockholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Franklin Templeton
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		All shares of Common Stock have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Stock will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting.
Security Voting Rights [Text Block]		Each outstanding share of Common Stock entitles the holder to one vote on all matters submitted to a vote of Common Stockholders, including the election of Directors. Except as provided with respect to any other class or series, the Common Stockholders will possess the exclusive voting power. Each director shall be elected by a majority of the votes entitled to be cast in the election of directors. There is no cumulative voting in the election of Directors, which means that the holders of a majority of the outstanding shares of Common Stock can elect all of the Directors then standing for election, and the holders of the remaining shares of Common Stock will not be able to elect any Directors.
Security Preemptive and Other Rights [Text Block]		The Fund may also issue shares of Common Stock in a rights offering at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by the Fund’s Board of Directors that such offering would result in a net benefit to existing Common Stockholders; (ii) the offering fully protects Common Stockholders’ preemptive rights and does not discriminate among Common Stockholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by Common Stockholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held. The specific terms of any rights offering conducted by the Fund will be provided in a Prospectus Supplement.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to shares of Common Stock

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to Common Stockholders for participating in the Fund’s dividend reinvestment plan. However, Common Stockholders participating in the Plan that elect to sell their Common Stock obtained pursuant to the Plan would pay $5.00 per transaction to sell Common Stock.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The related Prospectus Supplement will disclose the offering price and the total Common Stockholder transaction expenses as a percentage of the offering price.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average daily net assets.
[6]	Estimated based on amounts incurred in the fiscal year ended May 31, 2025.
[7]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[8]	Net asset value per share is determined as of close of business on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”